Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Timing difference in revenue recognition for transaction service fee		¥ 62,718
Provision for accounts receivable and loans receivable	¥ 77,578	49,827
Net accumulated losses-carry forward	69,454	15,166
Payroll and welfare payable and other temporary difference	5,831	8,274
Quality assurance obligations	45,128
Less: Valuation allowance	(42,233)	(6,245)	¥ (40,143)	¥ (21,538)
Total deferred tax assets	155,758	129,740
Deferred tax liabilities:
Quality assurance obligations		(34,367)
Intangible assets arisen from business combination and asset acquisition	(24,607)	(15,940)
Investor reserve funds		(15,523)
Unrealized gain in consolidated trusts	(58,897)	(130,009)
Other taxable temporary difference	(2,044)	(3,083)
Withholding tax for undistributed earnings	(18,000)
Total deferred tax liabilities	¥ (103,548)	¥ (198,922)